Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	¥ 627	¥ 500
Prepaid expenses and other current assets:
Derivatives	¥ 2,715	¥ 65
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Total assets	¥ 39,836	¥ 29,814
Other current liabilities:
Derivatives	¥ 1,262	¥ 2,119
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total liabilities	¥ 1,262	¥ 2,119
Corporate Bonds [Member] | Due Within One Year Through Five Years [Member]
Investments:
Available-for-sale	4,785
Corporate Bonds [Member] | Due Within One Year [Member]
Short-term investments:
Available-for-sale	9,301
Fund Trusts and Others
Investments:
Investments	638	609
Equity Securities
Investments:
Investments	21,770	28,640
Fair Value, Inputs, Level 1
Prepaid expenses and other current assets:
Total assets	22,025	28,921
Fair Value, Inputs, Level 1 | Fund Trusts and Others
Investments:
Investments	255	281
Fair Value, Inputs, Level 1 | Equity Securities
Investments:
Investments	21,770	28,640
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	627	500
Prepaid expenses and other current assets:
Derivatives	2,715	65
Total assets	17,811	893
Other current liabilities:
Derivatives	1,262	2,119
Total liabilities	1,262	2,119
Fair Value, Inputs, Level 2 | Corporate Bonds [Member] | Due Within One Year Through Five Years [Member]
Investments:
Available-for-sale	4,785
Fair Value, Inputs, Level 2 | Corporate Bonds [Member] | Due Within One Year [Member]
Short-term investments:
Available-for-sale	9,301
Fair Value, Inputs, Level 2 | Fund Trusts and Others
Investments:
Investments	¥ 383	¥ 328